November 1, 2000



Securities and Exchange Commission
450 Fifth St. N.W., Mail Stop 5-6
ATTN: Zandra Y. Bailes, Document Control - EDGAR
Washington, D.C.  20549-1004

Re:  AXP Variable Portfolio - Money Market Series, Inc.
         AXP Variable Portfolio - Cash Management Fund

       Post-Effective Amendment No. 35
       File No. 2-72584/811-3190

Dear Ms. Bailes:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.
     AXP Variable Portfolio - Cash Management Fund



/s/ Leslie L. Ogg
    Leslie L. Ogg
    Vice President

LLO/CLGE/ps